Submission	Nov. 10, 2026
Submission [Line Items]
Central Index Key	0001107421
Registrant Name	Alaunos Therapeutics, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES